Reorganization Costs (Tables)	12 Months Ended
Dec. 31, 2012
Reorganization Costs

The Company did not incur any reorganization costs in 2010. Reorganization costs for 2012 and 2011 are as follows:

	2012
(in millions)	Employee Terminations	Other Charges	Total
Outdoor Solutions	$2.4	$10.2	$12.6
Consumer Solutions	12.0	2.1	14.1
Branded Consumables	0.4	—	0.4

Total	$14.8	$12.3	$27.1

	2011
(in millions)	Employee Terminations	Other Charges	Total
Outdoor Solutions	$5.6	$7.9	$13.5
Consumer Solutions	—	2.1	2.1
Branded Consumables	3.4	3.0	6.4
Process Solutions	1.0	0.4	1.4

Total	$10.0	$13.4	$23.4

Accrued Reorganization Costs Activity

Accrued reorganization costs activity for 2012 and 2011 are as follows:

(in millions)	Accrual Balance at December 31, 2011	Reorganization Costs	Payments	Foreign Currency and Other	Accrual Balance at December 31, 2012
Severance and other employee-related(a)	$7.3	$14.8	$(9.2)	$—	$12.9
Other costs(b)	9.9	12.3	(9.3)	(0.1)	12.8

Total	$17.2	$27.1	$(18.5)	$(0.1)	$25.7

(in millions)	Accrual Balance at December 31, 2010	Reorganization Costs	Payments	Foreign Currency and Other	Accrual Balance at December 31, 2011
Severance and other employee-related(a)	$0.5	$10.0	$(3.0)	$(0.2)	$7.3
Other costs(b)	9.5	13.4	(12.7)	(0.3)	9.9

Total	$10.0	$23.4	$(15.7)	$(0.5)	$17.2

(a)	For 2012 and 2011, the total headcount underlying these costs is approximately 2,460 and 330, respectively. At December 31, 2012, approximately 2,200 employees have not been terminated under the plans. The amounts accrued at December 31, 2012 for severance and other employee-related are expected to be paid through 2014.
(b)	Amounts accrued at December 31, 2012 for other costs (principally lease and contract termination costs) are expected to be paid through 2015.